Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,015,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,035,414.00
Total Offset Amount	0.00
Net Fee	$ 1,035,414.00